Management Agreements, Arrangements and Related Party Transactions (Details) - USD ($) shares in Millions, $ in Millions	7 Months Ended	12 Months Ended
	Jul. 01, 2009	Dec. 31, 2013	Dec. 31, 2012
Manangement Agreements And Arrangements [Abstract]
Liquidity Units Owned (in Shares)	4.7
Payments To Acquire Limited Partnership Interest	$ 1,200.0
Percentage Of Trigger Point On Outstanding Accumulation Units		45.00%
		$ 325.4	$ 940.3